Apr. 19, 2019
CHAMPLAIN SMALL COMPANY FUND

THE ADVISORS' INNER CIRCLE FUND II

Champlain Small Company Fund

Champlain Mid Cap Fund

Champlain Emerging Markets Fund

(each, a "Fund" and together, the "Funds")

Supplement dated April 19, 2019 to each Fund's summary prospectus (the "Summary Prospectuses") and the Funds' prospectus (the "Prospectus"), each dated November 28, 2018

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

The following is hereby added to the end of the first paragraph of the "Fund Fees and Expenses" sections in the Summary Prospectuses, and the corresponding sections of the Prospectus:

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares, which are not reflected in the table or the example below.

Please retain this supplement for future reference.

CSC-SK-015-0100